UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025
(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0718

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 97.69%	Shares	Fair Value

Aerospace & Defense - 2.92%
Lockheed Martin Corp. (b)	3,600	$677,520

Agriculture - 3.22%
Alico, Inc.	1,200	59,208
Altria Group, Inc. (b)	13,400	686,080
		745,288

Banks - 17.09%
Bank of America Corp. (b)	63,900	1,054,350
Barclays PLC - ADR (b)	600	9,918
BB&T Corp. (b)	2,900	114,463
Citigroup, Inc. (b)	19,300	1,043,744
Deutsche Bank AG (b)	200	6,042
Goldman Sachs Group, Inc. (b)	2,300	474,237
JPMorgan Chase & Co. (b)	17,200	1,131,416
PNC Financial Services Group, Inc. (b)	1,300	124,397
		3,958,567
Beverages - 5.55%
Diageo PLC - ADR (b)	5,600	621,376
PepsiCo, Inc. (b)	6,900	665,367
		1,286,743
Biotechnology - 0.75%
Biogen Idec, Inc. (a) (b)	300	119,097
Isis Pharmaceuticals, Inc. (a) (b)	800	53,856
		172,953
Commercial Services - 0.05%
Arrowhead Research Corp. (a) (b)	600	3,780
Civeo Corp.	2,000	8,000
		11,780

Computers - 8.11%
Apple, Inc. (b)	10,000	1,302,800
International Business Machines Corp. (b)	3,400	576,810
		1,879,610
Diversified Financial Services - 5.14%
BlackRock, Inc. (b)	3,100	1,133,918
Calamos Asset Management, Inc. - Class A	2,500	30,625
Ladenburg Thalmann Financial Services, Inc. (a)	8,000	26,320
		1,190,863
Food - 2.74%
Sysco Corp. (b)	17,100	635,436

Healthcare - Products - 2.79%
Baxter International, Inc. (b)	9,100	606,151
Meridian Bioscience, Inc.	200	3,640
Thoratec Corp. (a)	800	36,312
646,103

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2015 (Unaudited)

COMMON STOCK - 97.69% (Continued)	Shares	Fair Value

Insurance - 4.64%
Allianz SE - ADR	1,400	$22,092
American Equity Investment Life Holding Co.	1,700	43,197
AXA SA - ADR	400	10,132
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	986,700
Genworth Financial, Inc. (a) (b)	1,600	12,704
		1,074,825
Internet - 0.15%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	35,728

Investment Companies - 0.58%
Apollo Investment Corp.	4,500	35,325
Ares Capital Corp.	2,300	38,525
BlackRock Kelso Capital Corp.	4,500	42,390
Full Circle Capital Corp.	5,000	17,750
		133,990
Lodging - 0.15%
MGM Resorts International (a) (b)	1,700	34,085

Media - 1.01%
Comcast Corp. - Class A (b)	4,000	233,840

Mining - 0.10%
Southern Copper Corp. (b)	800	24,016

Miscellaneous Manufacturing - 2.95%
General Electric Co. (b)	25,100	684,477

Oil & Gas - 23.01%
BP PLC - ADR (b)	26,700	1,106,982
Chevron Corp. (b)	7,800	803,400
China Petroleum & Chemical Corp. - ADR (b)	5,500	482,185
ConocoPhillips (b)	15,600	993,408
Exxon Mobil Corp. (b)	11,500	979,800
Gazprom OAO - ADR	77,800	417,008
Magnum Hunter Resources Corp. (a) (b)	4,000	7,320
Transocean Ltd. (b)	28,700	540,995
		5,331,098
Pharmaceuticals - 1.17%
AstraZeneca PLC - ADR (b)	1,400	94,570
GW Pharmaceuticals PLC - ADR (a) (b)	500	57,055
Pfizer, Inc. (b)	3,300	114,675
VIVUS, Inc. (a) (b)	2,000	5,060
		271,360
Real Estate - 0.08%
St. Joe Co. (a)	1,200	19,116

Retail - 4.35%
McDonald's Corp. (b)	10,500	1,007,265

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2015 (Unaudited)

COMMON STOCK - 97.69% (Continued)	Shares	Fair Value

Savings & Loans - 0.16%
BofI Holding, Inc. (a) (b)	400	$37,664

Semiconductors - 3.94%
Intel Corp.	23,600	813,256
Skyworks Solutions, Inc. (b)	900	98,424
		911,680
Software - 4.23%
Microsoft Corp. (b)	20,900	979,374

Telecommunications - 2.81%
China Mobile Ltd. - ADR (b)	9,900	650,826

TOTAL COMMON STOCK (Cost $21,697,896)		22,634,207

EXCHANGE-TRADED FUNDS - 5.90%
Closed-End Funds - 2.47%
Eaton Vance Short Duration Diversified Income Fund	39,438	572,245

Equity Funds - 3.43%
iShares U.S. Financial Services ETF (b)	4,800	448,560
iShares MSCI EAFE ETF	5,200	346,528
		795,088

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,331,811)		1,367,333

OPTIONS PURCHASED (Cost $260,432) - 0.74% (c)		170,940

SHORT-TERM INVESTMENTS - 1.81%
Federated Government Obligations Fund, 0.01% (d)	419,926	419,926
TOTAL SHORT-TERM INVESTMENTS (Cost $419,926)		419,926

TOTAL INVESTMENTS (Cost $23,710,065) – 106.14%		$24,592,406

OPTIONS WRITTEN (Proceeds $2,670,957) - (8.73)%		(2,022,204)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.59%		598,798

NET ASSETS - 100%		$23,169,000

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at February 28, 2015, is subject to change and resets daily.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
MAY 31, 2015 (Unaudited)

OPTIONS PURCHASED - 0.74%

CALL OPTIONS PURCHASED - 0.58%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE Market Volatility Index	$18.00	7/22/2015	450	$54,000
CBOE Market Volatility Index	$22.00	10/21/2015	500	80,000
TOTAL CALL OPTIONS PURCHASED (Cost $194,206)				134,000

PUT OPTIONS PURCHASED - 0.16%

CBOE S&P 500 Index	$1,680.00	7/17/2015	270	27,000
CBOE S&P 500 Index	$1,770.00	6/19/2015	284	9,940
TOTAL PUT OPTIONS PURCHASED (Cost $66,286)				36,940

TOTAL OPTIONS PURCHASED (Cost $260,432)				$170,940

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2015 (Unaudited)

OPTIONS WRITTEN - (8.73)%

CALL OPTIONS WRITTEN - (2.68)%
	Strike	Expiration	Contracts [1]	Fair Value

Alibaba Group Holding Ltd. - ADR	$140.00	1/15/2016	2	$93
Alibaba Group Holding Ltd. - ADR	$150.00	1/15/2016	2	66
Altria Group, Inc.	$65.00	1/20/2017	129	14,190
Altria Group, Inc. (e)	$70.00	1/20/2017	5	245
Apple, Inc.	$170.00	1/20/2017	8	4,960
Apple, Inc.	$175.00	1/20/2017	92	48,300
Arrowhead Research Corp. (e)	$12.00	6/19/2015	6	30
AstraZeneca PLC - ADR (e)	$85.00	1/20/2017	14	3,290
Bank of America Corp.	$22.00	1/15/2016	193	965
Bank of America Corp.	$22.00	1/20/2017	50	2,250
Bank of America Corp. (e)	$27.00	1/20/2017	396	5,148
Barclays PLC - ADR (e)	$20.00	1/15/2016	6	165
Baxter International, Inc. (e)	$90.00	1/20/2017	91	2,594
BB&T Corp. (e)	$50.00	1/20/2017	29	1,349
Berkshire Hathaway, Inc. - Class B (e)	$190.00	1/15/2016	7	252
Berkshire Hathaway, Inc. - Class B	$180.00	1/20/2017	33	9,026
Berkshire Hathaway, Inc. - Class B (e)	$190.00	1/20/2017	29	4,843
Biogen Idec, Inc. (e)	$520.00	1/20/2017	3	9,390
BlackRock, Inc. (e)	$460.00	1/15/2016	31	2,403
BofI Holding, Inc.	$120.00	10/16/2015	4	140
BP PLC - ADR	$60.00	1/20/2017	266	6,783
Chevron Corp.	$130.00	1/20/2017	5	745
Chevron Corp. (e)	$145.00	1/20/2017	71	3,905
China Mobile Ltd. - ADR (e)	$90.00	1/20/2017	99	20,790
China Petroleum & Chemical Corp. - ADR	$105.00	10/16/2015	55	6,188
Citigroup, Inc.	$65.00	1/15/2016	15	795
Citigroup, Inc. (e)	$70.00	1/20/2017	172	28,208
Comcast Corp. - Class A	$70.00	1/15/2016	25	1,075
Comcast Corp. - Class A (e)	$75.00	1/15/2016	15	203
ConocoPhillips	$80.00	1/20/2017	15	2,010
ConocoPhillips (e)	$90.00	1/20/2017	140	8,120
Deutsche Bank AG (e)	$45.00	1/15/2016	2	40
Diageo PLC - ADR (e)	$150.00	7/17/2015	56	1,120
Exxon Mobil Corp.	$105.00	1/15/2016	104	1,560
Exxon Mobil Corp.	$75.00	1/20/2017	52	7,748
General Electric Co.	$30.00	1/20/2017	251	27,610
Genworth Financial, Inc.	$12.00	1/15/2016	16	256
Goldman Sachs Group, Inc. (e)	$240.00	1/15/2016	2	390
Goldman Sachs Group, Inc. (e)	$240.00	1/20/2017	10	8,850
Goldman Sachs Group, Inc. (e)	$270.00	1/20/2017	11	3,658
GW Pharmaceuticals PLC - ADR	$130.00	1/15/2016	5	7,275
Intel Corp	$45.00	1/15/2016	236	3,540
International Business Machines Corp. (e)	$200.00	1/15/2016	27	3,375
International Business Machines Corp.	$205.00	1/15/2016	7	613
iShares U.S. Financial Services ETF (e)	$100.00	10/16/2015	48	4,680
Isis Pharmaceuticals, Inc.	$95.00	1/15/2016	2	690

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2015 (Unaudited)

OPTIONS WRITTEN - (8.73)% (continued)

CALL OPTIONS WRITTEN - (2.68)% (continued)
	Strike	Expiration	Contracts [1]	Fair Value

Isis Pharmaceuticals, Inc. (e)	$95.00	1/20/2017	6	$5,610
JPMorgan Chase & Co.	$75.00	1/15/2016	172	13,072
Lockheed Martin Corp. (e)	$270.00	1/20/2017	36	2,520
Magnum Hunter Resources Corp. (e)	$7.00	1/15/2016	40	600
McDonald's Corp. (e)	$115.00	1/20/2017	105	27,248
MGM Resorts International	$30.00	1/15/2016	12	162
MGM Resorts International (e)	$35.00	1/15/2016	5	18
Microsoft Corp. (e)	$65.00	1/20/2017	209	16,720
PepsiCo, Inc. (e)	$125.00	1/15/2016	40	300
PepsiCo, Inc. (e)	$125.00	1/20/2017	29	2,335
Pfizer, Inc. (e)	$42.00	1/20/2017	33	2,640
PNC Financial Services Group, Inc. (e)	$115.00	1/15/2016	13	384
Skyworks Solutions, Inc.	$120.00	1/20/2017	9	15,300
Southern Copper Corp. (e)	$40.00	1/15/2016	8	160
SPDR S&P 500 ETF Trust (e)	$250.00	9/16/2016	101	11,009
SPDR S&P 500 ETF Trust (e)	$240.00	1/20/2017	401	169,222
SPDR S&P 500 ETF Trust	$245.00	1/20/2017	201	60,903
St. Joe Co. (e)	$25.00	6/19/2015	9	135
Sysco Corp. (e)	$50.00	1/20/2017	48	1,920
Sysco Corp. (e)	$55.00	1/20/2017	123	1,845
Thoratec Corp (e)	$50.00	7/17/2015	8	360
Transocean Ltd.	$20.00	1/15/2016	80	15,440
Transocean Ltd.	$27.00	1/15/2016	50	2,350
Transocean Ltd.	$30.00	1/15/2016	80	2,240
Transocean Ltd.	$30.00	1/20/2017	77	8,701
VIVUS, Inc. (e)	$7.00	1/15/2016	20	200
TOTAL CALL OPTIONS WRITTEN (Proceeds $816,617)				$621,314

PUT OPTIONS WRITTEN - (6.05)%
	Strike	Expiration	Contracts [1]	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF (e)	$86.00	1/15/2016	10	2,200
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$87.00	1/15/2016	20	5,100
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$88.00	1/15/2016	20	6,300
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$89.00	1/15/2016	20	7,200
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$87.00	1/20/2017	20	13,000
SPDR S&P 500 ETF Trust (b)	$180.00	3/18/2016	1,855	805,070
SPDR S&P 500 ETF Trust (b)	$170.00	9/16/2016	986	562,020
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,854,340)				$1,400,890

TOTAL OPTIONS WRITTEN (Proceeds $2,670,957)				$2,022,204

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.
(b)	All or a portion of the security is segregated as collateral for call options written.
(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Large Cap Income Plus Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value heirarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2015.

WP Large Cap Income Plus Fund
Financial Instruments – Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$22,980,735	$-	$22,980,735
Exchange Traded Funds (2)	1,020,805	-	1,020,805
Call Options Purchased	134,000	-	134,000
Put Options Purchased	36,940	-	36,940
Money Market Funds	419,926	-	419,926
Total Assets	$24,592,406	$-	$24,592,406

Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$265,044	$356,270	$621,314
Put Options Written	1,367,090	33,800	1,400,890
Total Liabilities	$1,632,134	$390,070	$2,022,204

(1)	As of and during the nine month period ended May 31, 2015, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the nine month period ended May 31, 2015. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended May 31, 2015, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Derivative Transactions

As of May 31, 2015, portfolio securities valued at $24,001,540 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the nine month period ended May 31, 2015 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	4,937	$700,934
Options written	15,846	4,111,408
Options covered	(15,370)	(3,940,939)
Options exercised	-	-
Options expired	(661)	(54,786)
Options outstanding end of period	4,752	$816,617

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	2,290	$505,497
Options written	15,697	8,463,641
Options covered	(14,573)	(7,023,098)
Options exercised	-	-
Options expired	(483)	-
Options outstanding end of period	2,931	$1,854,340

* One option contract is equivalent to one hundred shares of common stock.

As of May 31, 2015, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Call options purchased, at value	$134,000	$134,000
Put options purchased, at value	36,940	36,940
Total Assets	$170,940	$170,940

Liabilities	Equity Contracts	Total
Call options written, at value	$621,314	$621,314
Put options written, at value	1,400,890	1,400,890
Total Liabilities	$2,022,204	$2,022,204

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

For the nine month period ended May 31, 2015, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Call options purchased	$(55,924)	$(55,924)
Put options purchased	(9,119)	(9,199)
Call options written	365,545	365,545
Put option written	481,943	481,943
	$782,445	$782,445

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$(47,427)	$(47,427)
Put options purchased	(776,168)	(776,168)
Call options written	(1,507,400)	(1,507,400)
Put option written	942,125	942,125
	$(1,388,870)	$(1,388,870)

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2015.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$2,022,204	(1)	$2,022,204	(2)	$-	$-
Total	$2,022,204	(1)	$2,022,204	(2)	$-	$-

(1)	Written options at value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments May 31, 2015 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$20,950,299	$2,984,793	$(1,364,890)	$1,619,903

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 28, 2015

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 28, 2015